UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                --------------

         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Angelo, Gordon & Co., L.P.
Address:    245 Park Avenue, 26th Floor
            New York, New York 10167

Form 13F File Number:  028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           John M. Angelo
Title:          Chief Executive Officer
Phone:          212-692-2000

Signature, Place, and Date of Signing:

/s/ John M. Angelo                New York, New York           August 12, 2005
-----------------------------     ------------------           ----------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                0
                                                      -------------
Form 13F Information Table Entry Total:                         108
                                                      -------------
Form 13F Information Table Value Total:               $   1,189,047
                                                      -------------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                               Angelo, Gordon & Co., L.P.
                                                       Form 13F
                                              Quarter Ended June 30, 2005

                                                                                INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                                ---------------------             ----------------
                    TITLE OF                VALUE        SHARES/   SH/    PUT/        SHARED  SHARED  OTHER
NAME OF ISSUER      CLASS       CUSIP      (x$1000)      PRN AMT   PRN    CALL  SOLE  DEFINED OTHER  MANAGERS   SOLE    SHARED NONE
--------------      -----       -----      --------      -------   ---    ----  ----  ------- -----  --------   ----    ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
3M CO               NOTE 11/2   88579YAB7  $    4,350    5,000,000  PRN         SOLE                         5 ,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED
TECHNLGS I          CL A        004329108   $     823       91,031  SH          SOLE                             91,031
-----------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH INC  COM         00437V104   $  38,590      850,000  SH          SOLE                            850,000
-----------------------------------------------------------------------------------------------------------------------------------
ALASKA AIR GROUP
INC                 DBCV 3/2    011659AG4   $  20,626   17,000,000  PRN         SOLE                         17,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANT ENERGY CORP COM         018802108   $     968       34,400  SH          SOLE                             34,400
-----------------------------------------------------------------------------------------------------------------------------------
AMERADA HESS CORP   PFD CV
                    ACES 7%     023551401   $   3,696       40,300  SH          SOLE                             40,300
-----------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP         COM         023608102   $   3,141       56,800  SH          SOLE                             56,800
-----------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY    NOTE
INC                 5.750% 6/0  031652AN0   $  10,355   11,075,000  PRN         SOLE                         11,075,000
-----------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY    NOTE
INC                 5.000% 3/1  031652AH3   $   3,480    4,000,000  PRN         SOLE                          4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
AMR CORP            NOTE
                    4.250% 9/2  001765BA3   $   3,245    3,800,000  PRN         SOLE                          3,800,000
-----------------------------------------------------------------------------------------------------------------------------------
APRIA HEALTHCARE
GROUP INC           COM         037933108   $  14,951      431,600  SH          SOLE                            431,600
-----------------------------------------------------------------------------------------------------------------------------------
AQUILA INC          PIES 6.75%  03840P409   $   6,634      190,800  SH          SOLE                            190,800
-----------------------------------------------------------------------------------------------------------------------------------
ARBOR RLTY TR INC   COM         038923108   $   6,961      242,549  SH          SOLE                            242,549
-----------------------------------------------------------------------------------------------------------------------------------
ARCH COAL INC       PFD CV
                    5% PERP     039380209   $  36,928      278,600  SH          SOLE                            278,600
-----------------------------------------------------------------------------------------------------------------------------------
ASK JEEVES INC      COM         045174109   $  21,421      709,308  SH          SOLE                            709,308
-----------------------------------------------------------------------------------------------------------------------------------
ATMOS ENERGY CORP   COM         049560105   $   1,086       37,700  SH          SOLE                             37,700
-----------------------------------------------------------------------------------------------------------------------------------
BEVERLY
ENTERPRISES INC     COM NEW     087851309   $  31,850    2,500,000  SH          SOLE                          2,500,000
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON
PROPERTIES INC      COM         101121101   $  10,522      150,308  SH          SOLE                            150,308
-----------------------------------------------------------------------------------------------------------------------------------
BRASCAN CORP        CL A LTD
                    VT SH       10549P606   $  12,658      331,700  SH          SOLE                            331,700
-----------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD HOMES
CORP                COM         112723101   $  19,407      425,600  SH          SOLE                            425,600
-----------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD PPTYS
CORP                COM         112900105   $   7,723      268,168  SH          SOLE                            268,168
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRUST
INC MD              CL A NEW    14052H506   $   2,913       87,200  SH          SOLE                             87,200
-----------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP       NOTE 10/2   143658AS1   $  50,767   56,000,000  PRN         SOLE                         56,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP         COM         152312104   $   6,431       91,000  SH          SOLE                             91,000
-----------------------------------------------------------------------------------------------------------------------------------
CHARTER
COMMUNICATIONS      NOTE
INC D               4.750% 6/0  16117MAC1   $     980    1,000,000  PRN         SOLE                          1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CIENA CORP          NOTE
                    3.750% 2/0  171779AA9   $   6,160    7,000,000  PRN         SOLE                          7,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CINERGY CORP        COM         172474108   $   2,160       48,200  SH          SOLE                             48,200
-----------------------------------------------------------------------------------------------------------------------------------

                                               Angelo, Gordon & Co., L.P.
                                                       Form 13F
                                              Quarter Ended June 30, 2005

                                                                                INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                                ---------------------             ----------------
                    TITLE OF                VALUE        SHARES/   SH/    PUT/        SHARED  SHARED  OTHER
NAME OF ISSUER      CLASS       CUSIP      (x$1000)      PRN AMT   PRN    CALL  SOLE  DEFINED OTHER  MANAGERS   SOLE    SHARED NONE
--------------      -----       -----      --------      -------   ---    ----  ----  ------- -----  --------   ----    ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
CLECO CORP NEW      COM         12561W105   $     863       40,000  SH          SOLE                             40,000
-----------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP     COM         125896100   $   1,258       83,500  SH          SOLE                             83,500
-----------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP
AMER NEW            COM NEW     22025Y407   $  23,111      588,811  SH          SOLE                            588,811
-----------------------------------------------------------------------------------------------------------------------------------
CRYOLIFE INC        PFD CV 6%   228903209   $   1,140       20,000  SH          SOLE                             20,000
-----------------------------------------------------------------------------------------------------------------------------------
DPL INC             COM         233293109   $   1,694       61,700  SH          SOLE                             61,700
-----------------------------------------------------------------------------------------------------------------------------------
DTE ENERGY CO       COM         233331107   $   2,212       47,300  SH          SOLE                             47,300
-----------------------------------------------------------------------------------------------------------------------------------
EAGLE MATERIALS INC CL B        26969P207   $   4,317       47,709  SH          SOLE                             47,709
-----------------------------------------------------------------------------------------------------------------------------------
EDISON INTL         COM         281020107   $     811       20,000  SH          SOLE                             20,000
-----------------------------------------------------------------------------------------------------------------------------------
ENERGEN CORP        COM         29265N108   $   1,935       55,200  SH          SOLE                             55,200
-----------------------------------------------------------------------------------------------------------------------------------
EOG RES INC         COM         26875P101   $   1,528       26,900  SH          SOLE                             26,900
-----------------------------------------------------------------------------------------------------------------------------------
ESSEX PPTY TR INC   COM         297178105   $   6,936       83,500  SH          SOLE                             83,500
-----------------------------------------------------------------------------------------------------------------------------------
EXELON CORP         COM         30161N101   $   2,028       39,500  SH          SOLE                             39,500
-----------------------------------------------------------------------------------------------------------------------------------
FAIRMONT HOTELS
RESORTS INC         COM         305204109   $  12,791      367,248  SH          SOLE                            367,248
-----------------------------------------------------------------------------------------------------------------------------------
FAIRPOINT
COMMUNICATIONS INC  COM         305560104   $     669       41,400  SH          SOLE                             41,400
-----------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC       COM         302571104   $   1,666       39,600  SH          SOLE                             39,600
-----------------------------------------------------------------------------------------------------------------------------------
GENCORP INC         COM         368682100   $   1,982      102,900  SH          SOLE                            102,900
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MLS INC     DBCV 10/2   370334AU8   $   7,063   10,000,000  PRN         SOLE                         10,000,000
-----------------------------------------------------------------------------------------------------------------------------------
GENTEK INC          COM NEW     37245X203   $   9,972    1,000,223  SH          SOLE                          1,000,223
-----------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP        COM         401698105   $  33,650      500,000  SH          SOLE                            500,000
-----------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT INC   COM         413619107   $   8,930      123,906  SH          SOLE                            123,906
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR          RUSSELL
                    2000        464287655   $  33,124      520,000  SH    CALL  SOLE                            520,000
-----------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC      COM         45031U101   $  26,665      641,150  SH          SOLE                            641,150
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON   COM         478160104   $   9,100      140,000  SH    PUT   SOLE                            140,000
-----------------------------------------------------------------------------------------------------------------------------------
KILROY RLTY CORP    COM         49427F108   $   2,792       58,800  SH          SOLE                             58,800
-----------------------------------------------------------------------------------------------------------------------------------
LONE STAR
TECHNOLOGIES INC    COM         542312103   $     978       21,500  SH          SOLE                             21,500
-----------------------------------------------------------------------------------------------------------------------------------
MACROMEDIA INC      COM         556100105   $  28,665      750,000  SH          SOLE                            750,000
-----------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL
INC NEW             CL A        571903202   $   8,358      122,511  SH          SOLE                            122,511
-----------------------------------------------------------------------------------------------------------------------------------
MAY DEPT STORES CO  COM         577778103   $   7,414      184,600  SH          SOLE                            184,600
-----------------------------------------------------------------------------------------------------------------------------------
MDU RES GROUP INC   COM         552690109   $     516       18,300  SH          SOLE                             18,300
-----------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH
SOLUTIONS INC       COM         58405U102   $  11,339      212,500  SH    CALL  SOLE                            212,500
-----------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC       COM         585055106   $   4,081       78,800  SH    CALL  SOLE                             78,800
-----------------------------------------------------------------------------------------------------------------------------------

                                               Angelo, Gordon & Co., L.P.
                                                       Form 13F
                                              Quarter Ended June 30, 2005

                                                                                INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                                ---------------------             ----------------
                    TITLE OF                VALUE        SHARES/   SH/    PUT/        SHARED  SHARED  OTHER
NAME OF ISSUER      CLASS       CUSIP      (x$1000)      PRN AMT   PRN    CALL  SOLE  DEFINED OTHER  MANAGERS   SOLE    SHARED NONE
--------------      -----       -----      --------      -------   ---    ----  ----  ------- -----  --------   ----    ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
MILLS CORP          COM         601148109   $   6,316      103,900  SH          SOLE                            103,900
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY RES      COM         646025106   $     825       17,100  SH          SOLE                             17,100
-----------------------------------------------------------------------------------------------------------------------------------
NEWFIELD EXPL CO    COM         651290108   $     678       17,000  SH          SOLE                             17,000
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL
COMMUNICATIONS INC  CL A        65332V103   $   3,109       96,219  SH          SOLE                             96,219
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL PARTNER INC  CL A        65333F107   $  24,541      975,000  SH          SOLE                            975,000
-----------------------------------------------------------------------------------------------------------------------------------
NISOURCE INC        COM         65473P105   $     623       25,200  SH          SOLE                             25,200
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC      COM NEW     629377508   $     812       21,600  SH          SOLE                             21,600
-----------------------------------------------------------------------------------------------------------------------------------
NSTAR               COM         67019E107   $     694       22,500  SH          SOLE                             22,500
-----------------------------------------------------------------------------------------------------------------------------------
ORIGEN FINL INC     COM         68619E208   $   1,647      222,500  SH          SOLE                            222,500
-----------------------------------------------------------------------------------------------------------------------------------
PAN PACIFIC
RETAIL PPTYS INC    COM         69806L104   $   4,481       67,500  SH          SOLE                             67,500
-----------------------------------------------------------------------------------------------------------------------------------
PANTRY INC          COM         698657103   $   9,586      247,500  SH          SOLE                            247,500
-----------------------------------------------------------------------------------------------------------------------------------
PEPCO HOLDINGS INC  COM         713291102   $   2,394      100,000  SH          SOLE                            100,000
-----------------------------------------------------------------------------------------------------------------------------------
PIEDMONT NAT
GAS INC             COM         720186105   $     540       22,500  SH          SOLE                             22,500
-----------------------------------------------------------------------------------------------------------------------------------
PINNACLE WEST
CAP CORP            COM         723484101   $   3,529       79,400  SH          SOLE                             79,400
-----------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO  COM         723787107   $   1,422       33,800  SH          SOLE                             33,800
-----------------------------------------------------------------------------------------------------------------------------------
PPL CORP            COM         69351T106   $   3,872       65,200  SH          SOLE                             65,200
-----------------------------------------------------------------------------------------------------------------------------------
PREMCOR INC         COM         74045Q104   $  40,799      550,000  SH          SOLE                            550,000
-----------------------------------------------------------------------------------------------------------------------------------
PRESIDENTIAL
LIFE CORP           COM         740884101   $   2,139      125,000  SH          SOLE                            125,000
-----------------------------------------------------------------------------------------------------------------------------------
PROLOGIS            SH BEN
                    INT         743410102   $   9,492      235,891  SH          SOLE                            235,891
-----------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL
CORP                COM         74406A102   $  10,578      600,000  SH          SOLE                            600,000
-----------------------------------------------------------------------------------------------------------------------------------
QUESTAR CORP        COM         748356102   $   1,318       20,000  SH          SOLE                             20,000
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC  COM         75952B105   $   1,047       84,600  SH          SOLE                             84,600
-----------------------------------------------------------------------------------------------------------------------------------
RENAL CARE
GROUP INC           COM         759930100   $  23,050      500,000  SH          SOLE                            500,000
-----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD    COM         806857108   $     873       11,500  SH          SOLE                             11,500
-----------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP    COM         812350106   $ 112,403      750,000  SH    PUT   SOLE                            750,000
-----------------------------------------------------------------------------------------------------------------------------------
SEMPRA ENERGY       COM         816851109   $   2,850       69,000  SH          SOLE                             69,000
-----------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP
INC NEW             COM         828806109   $  13,838      190,900  SH          SOLE                            190,900
-----------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE    NOTE
RADIO INC           3.500% 6/0  82966UAA1   $  31,050    6,605,000  PRN         SOLE                          6,605,000
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH JERSEY
INDS INC            COM         838518108   $     642       10,500  SH          SOLE                             10,500
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHWESTERN
ENERGY CO           COM         845467109   $     705       15,000  SH          SOLE                             15,000
-----------------------------------------------------------------------------------------------------------------------------------

                                               Angelo, Gordon & Co., L.P.
                                                       Form 13F
                                              Quarter Ended June 30, 2005

                                                                                INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                                ---------------------             ----------------
                    TITLE OF                VALUE        SHARES/   SH/    PUT/        SHARED  SHARED  OTHER
NAME OF ISSUER      CLASS       CUSIP      (x$1000)      PRN AMT   PRN    CALL  SOLE  DEFINED OTHER  MANAGERS   SOLE    SHARED NONE
--------------      -----       -----      --------      -------   ---    ----  ----  ------- -----  --------   ----    ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
ST JOE CO           COM         790148100   $  16,335      200,331  SH          SOLE                            200,331
-----------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS&
RESORTS WRLD        PAIRED CTF  85590A203   $  15,412      263,141  SH          SOLE                            263,141
-----------------------------------------------------------------------------------------------------------------------------------
STATION CASINOS
INC                 COM         857689103   $  13,360      201,200  SH          SOLE                            201,200
-----------------------------------------------------------------------------------------------------------------------------------
STORAGE TECHNOLOGY  COM
CORP                PAR $0.10   862111200   $  12,702      350,000  SH          SOLE                            350,000
-----------------------------------------------------------------------------------------------------------------------------------
SUNSTONE HOTEL
INVS INC NEW        COM         867892101   $   1,279       52,700  SH          SOLE                             52,700
-----------------------------------------------------------------------------------------------------------------------------------
TAUBMAN CTRS INC    COM         876664103   $  11,168      327,594  SH          SOLE                            327,594
-----------------------------------------------------------------------------------------------------------------------------------
TELESYSTEM INTL
WIRELESS INC        COM NEW     879946606   $  10,934      700,000  SH          SOLE                            700,000
-----------------------------------------------------------------------------------------------------------------------------------
TII NETWORK
TECHNOLOGIES INC    COM NEW     872479209   $     369      249,612  SH          SOLE                            249,612
-----------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC   COM         889478103   $  33,639      331,256  SH          SOLE                            331,256
-----------------------------------------------------------------------------------------------------------------------------------
TOYS R US INC       COM         892335100   $  41,706    1,575,000  SH          SOLE                          1,575,000
-----------------------------------------------------------------------------------------------------------------------------------
TOYS R US INC       COM         892335100   $  26,480    1,000,000  SH    PUT   SOLE                          1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
TRANSKARYOTIC
THERAPIES INC       COM         893735100   $  21,948      600,000  SH          SOLE                            600,000
-----------------------------------------------------------------------------------------------------------------------------------
TRANSMONTAIGNE      COM
PARTNERS L P        UNIT L P    89376V100   $   2,167       85,500  SH          SOLE                             85,500
-----------------------------------------------------------------------------------------------------------------------------------
UGI CORP NEW        COM         902681105   $     787       28,200  SH          SOLE                             28,200
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES       PFD CV
STL CORP NEW        B 7%        912909207   $  39,192      352,700  SH          SOLE                            352,700
-----------------------------------------------------------------------------------------------------------------------------------
VENTAS INC          COM         92276F100   $  10,368      343,300  SH          SOLE                            343,300
-----------------------------------------------------------------------------------------------------------------------------------
VICURON
PHARMACEUTICALS INC COM         926471103   $  16,740      600,000  SH          SOLE                            600,000
-----------------------------------------------------------------------------------------------------------------------------------
VINTAGE PETE INC    COM         927460105   $     692       22,700  SH          SOLE                             22,700
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR     SH BEN INT  929042109   $   9,999      124,369  SH          SOLE                            124,369
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS
INC DEL             COM         969457100   $   1,507       79,300  SH          SOLE                             79,300
-----------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY:     108 RECORDS             $ 1,189,047  FMV (in thousands)

                    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED